ACCOUNTS PAYABLE AND OTHER	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Current:
Accounts payable	$3,172	$2,971
Accrued and other liabilities (1) (2)	4,453	3,864
Lease liabilities	226	222
Financial liabilities (3)	635	727
Unearned premiums reserve (4)	590	533
Work in progress (5)	1,444	1,539
Provisions and decommissioning liabilities	510	560
Liabilities held for sale	17	—
Total current	$11,047	$10,416
Non-current:
Accounts payable	$95	$82
Accrued and other liabilities (2)	1,309	1,325
Lease liabilities	1,083	1,142
Financial liabilities (3)	2,303	2,457
Unearned premiums reserve (4)	1,528	1,356
Work in progress (5)	7	23
Provisions and decommissioning liabilities	1,086	1,131
Total non-current	$7,411	$7,516
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(1)Includes bank overdrafts of $338 million as at June 30, 2021 (December 31, 2020: $400 million).
(2)Includes post-employment benefits of $977 million ($11 million current and $966 million non-current) as at June 30, 2021 and $1,018 million ($19 million current and $999 million non-current) as at December 31, 2020.
(3)Includes financial liabilities of $1,800 million ($65 million current and $1,735 million non-current) as at June 30, 2021 and $1,847 million ($56 million current and $1,791 million non-current) as at December 31, 2020 related to the sale and leaseback of hospitals.
(4)See Note 25 for additional information.
(5)See Note 15 for additional information.